GOODWILL	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill Disclosure [Text Block]

Note 8:-     Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2010 and 2011 are as follows:

Balance as of January 1, 2010	147,407

Acquisition of newly-consolidated subsidiaries	12,622
Additions due to past contingent consideration related to past acquisitions *)	669
Foreign currency translation adjustments	5,797

Balance as of December 31, 2010	166,495

Acquisition of newly-consolidated subsidiaries	34,903
Adjustments due to purchase price allocation	(230)
Realization as a result of loss of control	(26,519)
Foreign currency translation adjustments	(8,005)

Balance as of December 31, 2011	166,644

*)	Acquisitions occurring prior to January 1, 2009 were accounted for using the purchase method of accounting in accordance with prior GAAP (SFAS 141 "Business Combination").